Selected Statements of Comprehensive Loss Data - Schedule of General and Administrative Expenses (Details) - General and Administrative Expense [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of General and Administrative Expenses [Line Items]
Payroll and payroll related		$ 183	$ 152	$ 151
Professional services		2,455	571	107
Share based payment		945	10	17
Business email compromise theft loss	[1]	464
Others		69	35	28
Total		$ 4,116	$ 768	$ 303

[1]	In October 2025, the Company determined that it was the victim of criminal theft known to law enforcement authorities as business e-mail compromise theft which involved employee impersonation and fraudulent requests targeting our Company. The fraud resulted in transfers of funds aggregating $464 to other overseas accounts held by third parties, which couldn’t recover to date. As a result, the Company recorded a charge of $464 in the fourth quarter of 2025. The Company is continuing to pursue the recovery of these funds and is cooperating with U.S. federal and numerous overseas law enforcement authorities who are actively pursuing a multi-agency criminal investigation.